MINERAL PROPERTY INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about mineral property investments [Table Text Block]
	Year ended	Year ended
	December 31, 2017	December 31, 2016
Balance, beginning of period	$4,416,780	$-
Acquisition – Clifton transaction	-	4,416,780
Balance, end of period	$4,416,780	$4,416,780